UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3416
THE CALVERT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2005

Item 1. Schedule of Investments.
CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

	PRINCIPAL
	AMOUNT	VALUE

CORPORATE BONDS — 71.8%
ACLC Business Loan Receivables Trust:
7.385%, 8/15/20 (e)	$13,000,000	$11,183,046
8.745%, 1/15/21 (e)	7,249,552	6,457,181
3.87%, 10/15/21 (e)(r)	9,352,470	8,650,489
Agfirst Farm Credit Bank:
8.393%, 12/15/16 (r)	14,450,000	16,807,518
7.30%, 10/14/49 (e)	19,950,000	21,113,085
Alliance Mortgage Investments:
10.62%, 6/1/10	3,195,000	3,195,000
13.37%, 12/1/10	15,000,000	15,000,000
American Airlines, Inc., 3.857%, 7/9/10	5,364,957	5,230,833
American Electric Power Co., Inc., 4.709%, 8/16/07	2,000,000	2,018,780
Ames True Temper, Inc., 10.00%, 7/15/12	8,875,000	7,166,563
APL Ltd., 8.00%, 1/15/24	9,525,000	10,001,250
Army Hawaii Family Housing Trust Certificates:
3.66%, 6/15/50 (e)(r)	54,995,000	54,995,000
5.624%, 6/15/50 (e)	32,580,000	35,014,378
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	49,891,000	32,553,877
Atmos Energy Corp., 3.516%, 10/15/07 (r)	17,900,000	17,896,241
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	14,970,000	18,031,066
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	23,827,762	26,495,280
Banco Santander Chile, 3.72%, 12/9/09 (e)(r)	4,000,000	3,998,880
Barclays Bank plc, 6.278%, 12/29/49	6,690,000	6,873,975
Bayview Research Center Lease Finance Trust, 6.33%, 1/15/37 (e)	5,290,000	6,147,562
Bear Stearns Co’s, Inc.:
3.34%, 4/29/08 (r)	35,000,000	35,014,875
3.907%, 10/28/14 (r)	41,700,000	41,937,940
BF Saul (REIT), 7.50%, 3/1/14	17,800,000	18,467,500
Brascan Corp., 7.125%, 6/15/12	14,825,000	16,697,842
Camden Property Trust, 5.00%, 6/15/15	5,000,000	4,953,420
Camp Pendleton and Quantico Military Housing LLC, 5.937%, 10/1/43 (e)	6,000,000	6,717,780
Centex Corp., 3.46%, 8/1/07 (r)	8,000,000	8,001,368
Chase Funding Mortgage Loan, 4.045%, 5/25/33	4,800,000	4,780,368
Chase Manhattan Auto Owner Trust, 1.45%, 10/15/06	1,739,525	1,736,964
Chevy Chase Bank FSB, 6.875%, 12/1/13	7,686,000	8,022,263
Chugach Electric Association, Inc., 6.55%, 3/15/11	2,780,000	3,070,730
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	3,500,000	3,757,810
CIT Group, Inc.:
3.62%, 7/29/05 (r)	3,000,000	3,000,300

	PRINCIPAL
	AMOUNT	VALUE

3.30%, 8/18/06 (r)	13,800,000	13,795,722
Clorox Co., 3.525%, 12/14/07 (r)	5,000,000	5,006,620
CNL Funding, Inc.:
7.721%, 8/25/09 (e)	9,918,873	10,249,927
Franchise Loan Trust Certificates, Interest only, 0.937%, 8/18/16 (e)(r)	88,173,461	3,499,605
Continental Cablevision, Inc., 8.875%, 9/15/05	4,400,000	4,441,448
Convergys Corp., 4.875%, 12/15/09	15,300,000	14,915,404
Countrywide Asset-Backed Certificates, 3.764%, 11/25/34 (r)	19,120,000	19,167,418
Countrywide Home Loans, Inc.:
3.389%, 8/26/05 (r)	850,000	849,737
3.44%, 11/30/05 (r)	9,500,000	9,478,340
3.518%, 11/16/07 (r)	5,000,000	5,004,065
COX Communications, Inc., 3.95%, 12/14/07 (r)	5,000,000	5,026,370
Credit Suisse First Boston USA, Inc., 3.448%, 6/2/08 (r)	13,800,000	13,795,722
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	39,250,000	39,340,275
CSX Corp., 3.51%, 8/3/06 (r)	24,937,000	24,982,360
Daimler-Chrysler North American Holding Corp.:
4.27%, 9/26/05 (r)	47,300,000	47,348,719
3.60%, 11/17/06 (r)	8,850,000	8,832,920
Deluxe Corp., 5.125%, 10/1/14	23,340,000	22,675,277
Developers Diversified Realty Corp., 5.00%, 5/3/10	1,000,000	1,010,500
Dime Community Bancshares, Inc.:
9.25%, 5/1/10 (e)	2,000,000	2,346,520
9.25%, 5/1/10	500,000	586,630
Dobie Center Properties Ltd., 6.75%, 5/1/28 (e)	8,700,000	10,392,498
Duke Realty LP, 3.704%, 12/22/06 (r)	12,900,000	12,897,807
E*Trade Financial Corp., 8.00%, 6/15/11	13,650,000	14,400,750
Eastern Energy Ltd., 6.75%, 12/1/06 (e)	3,850,000	3,981,173
Enclave at Lynn Haven LLC, VRDN, 3.33%, 10/1/29 (r)	2,870,000	2,870,000
Entergy Gulf States, Inc., 5.70%, 6/1/15	2,500,000	2,577,725
Enterprise Mortgage Acceptance Co. LLC, Interest only, 1.04%, 1/15/25 (e)(r)	102,347,230	4,371,250
Evangelical Lutheran Good Samaritan Society Fund, 6.78%, 11/1/05	2,000,000	2,019,012
FFCA Secured Lending Corp., 6.37%, 9/18/25 (e)	4,549,320	4,593,655
First Republic Bank, 7.75%, 9/15/12	32,066,000	36,378,236
Ford Motor Credit Co.:
3.59%, 7/18/05 (r)	10,060,000	10,055,775
7.60%, 8/1/05	8,000,000	8,012,560
GE Dealer Floorplan Master Note Trust, 3.30%, 4/20/10 (r)	25,500,000	25,504,154
General Electric Capital Corp., 3.39%, 3/4/08 (r)	15,000,000	14,995,500
General Motors Acceptance Corp., 7.50%, 7/15/05	8,000,000	8,004,640
General Motors Corp., 8.80%, 3/1/21	2,000,000	1,750,000
Global Signal:
Trust I, 3.711%, 1/15/34 (e)	8,927,433	8,740,573
Trust II, 4.232%, 12/15/14 (e)	11,900,000	11,812,127
Golden Securities Corp., 3.411%, 12/2/13 (e)(r)	25,850,000	25,855,170
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	13,166,000	14,676,404

	PRINCIPAL
	AMOUNT	VALUE

Goldman Sachs Group, Inc.:
3.538%, 3/2/10 (r)	15,825,000	15,847,471
3.778%, 6/28/10 (r)	37,590,000	37,622,102
3.523%, 10/7/11 (r)	5,000,000	5,005,550
6.345%, 2/15/34	42,792,000	46,639,429
Greater Bay Bancorp:
5.25%, 3/31/08	7,250,000	7,382,675
5.125%, 4/15/10 (e)	7,000,000	7,094,850
Grove City Church of the Nazarene, 3.39%, 2/1/24 (r)	5,240,000	5,240,000
Hanson Overseas BV, 6.75%, 9/15/05	1,697,000	1,705,740
HHH Investment Co., 3.30%, 7/1/29 (r)	2,220,000	2,220,000
Household Finance Corp., 3.548%, 11/16/09 (r)	8,000,000	8,020,320
HSBC Finance Corp.:
4.125%, 3/11/08	5,000,000	4,987,850
3.48%, 5/10/10 (r)	20,000,000	19,989,780
3.30%, 3/24/11 (r)	5,000,000	5,000,005
5.00%, 6/30/15	15,000,000	15,138,750
Huntington Bancshares, Inc., 3.56%, 12/1/05 (r)	6,500,000	6,503,679
IKON Receivables LLC, 3.46%, 12/17/07 (r)	2,236,991	2,237,604
Impac CMB Trust:
3.664%, 10/25/33 (r)	8,609,579	8,652,971
3.634%, 9/25/34 (r)	9,147,142	9,159,765
3.574%, 4/25/35 (r)	22,428,161	22,451,935
3.624%, 4/25/35 (r)	8,036,758	8,045,357
3.584%, 5/25/35 (r)	34,391,867	34,429,354
3.58%, 7/25/35 (r)	23,700,000	23,700,000
Ingersoll-Rand Co. Ltd., 6.015%, 2/15/28	10,190,000	11,710,857
Interpool Capital Trust, 9.875%, 2/15/27	47,283,000	47,283,000
Interpool, Inc., 7.35%, 8/1/07	6,505,000	6,635,100
Jackson National Life Global Funding LLC, 3.215%, 4/20/07 (e)(r)	5,000,000	4,995,750
Keycorp, 3.50%, 6/2/08 (r)	16,300,000	16,293,806
Kimco Realty Corp., 3.41%, 8/1/06 (r)	9,900,000	9,909,870
La Quinta Inns, Inc.:
7.40%, 9/15/05	640,000	643,200
7.27%, 2/26/07	1,750,000	1,793,750
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	11,490,000	9,192,000
Lennar Corp., 3.78%, 8/20/07 (r)	14,000,000	13,995,380
Leucadia National Corp., 7.00%, 8/15/13	27,190,000	27,291,962
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	51,271,000	1,089,509
8.30%, 12/1/37 (e)(m)*	33,720,000	716,550
8.45%, 12/1/97 (e)(m)*	1,000,000	21,250
Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33 (e)(r)	2,300,000	2,363,319
Marsh & McLennan Co’s, Inc., 3.28%, 7/13/07 (r)	9,000,000	8,944,650
Masco Corp., 3.62%, 3/9/07 (e)(r)	18,000,000	18,039,564
MBNA Corp., 3.64%, 5/5/08	37,990,000	38,061,801

	PRINCIPAL
	AMOUNT	VALUE

Meridian Funding Co. LLC:
3.78%, 8/30/07 (e)(r)	13,220,000	13,223,054
3.32%, 10/6/08 (e)(r)	31,102,360	31,092,220
3.56%, 10/15/14 (e)(r)	39,250,000	39,247,409
Merrill Lynch & Co., Inc.:
3.48%, 7/21/09 (r)	24,300,000	24,368,769
3.439%, 2/5/10 (r)	25,000,000	25,016,925
Michigan Consolidated Gas Co., 7.21%, 5/1/07	500,000	526,739
Nationwide Health Properties, Inc.:
6.00%, 5/20/15	25,140,000	25,527,659
6.90%, 10/1/37	5,990,000	6,514,964
6.59%, 7/7/38 (e)	1,890,000	2,008,824
New Valley Generation II, 4.929%, 1/15/21	2,586,730	2,678,688
New York State Community Statutory Trust II, 7.26%, 12/28/31 (e)(r)	3,500,000	3,583,545
Niagara Mohawk Power Corp., 6.625%, 7/1/05	750,000	750,060
Noble Group Ltd., 6.625%, 3/17/15 (e)	8,950,000	8,213,057
NYMAGIC, Inc., 6.50%, 3/15/14	6,750,000	6,661,285
Odyssey Re Holdings Corp., 6.875%, 5/1/15	20,490,000	21,052,246
Overseas Private Investment Corp., 4.05%, 11/15/14	7,710,000	7,555,800
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	35,262,000	33,675,210
Pacific Pilot Funding Ltd., 3.895%, 10/20/16 (e)(r)	6,387,062	6,358,365
Pedernales Electric Cooperative Inc., 5.952%, 11/15/22 (e)	4,400,000	4,776,156
Pepco Holdings, Inc., 4.004%, 6/1/10 (r)	32,690,000	32,689,673
PF Export Receivables Master Trust, 3.748%, 6/1/13 (e)	24,625,013	23,644,691
Pinnacle West Energy Corp., 3.63%, 4/1/07 (e)(r)	22,650,000	22,649,320
Pioneer Natural Resources Co., 5.875%, 7/15/16	9,390,000	9,445,401
Platinum Underwriters Finance, Inc., 7.50%, 6/1/17 (e)	5,395,000	5,525,883
Post Apartment Homes LP, 3.34%, 7/15/29 (r)	29,300,000	29,300,000
Preferred Term Securities IX Ltd., 3.84%, 4/3/33 (e)(r)	1,000,000	1,002,510
Premium Asset Trust, 3.373%, 10/8/09 (e)(r)	33,700,000	33,701,281
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	7,995,000	9,783,082
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	1,000,000	1,058,070
Public Steers Trust, 6.646%, 11/15/18	5,070,211	4,626,567
RBS Capital Trust I, 4.29%, 9/29/49 (r)	53,775,000	53,967,514
RC Trust I, Preferred, 7.00%, 5/15/06	22,750,000	23,619,050
Reed Elsevier Capital, Inc., 3.73%, 6/15/10 (r)	18,700,000	18,695,512
Residential Asset Security Corp., 5.221%, 2/25/34	5,000,000	4,911,900
Residential Capital Corp.:
4.835%, 6/29/07 (e)(r)	46,800,000	46,792,980
6.375%, 6/30/10 (e)	42,100,000	42,459,534
Rex Lumber LLC VRDN, 3.37%, 2/1/22 (r)	8,000,000	8,000,000
Ryder System, Inc.:
4.625%, 4/1/10	2,000,000	1,993,300
5.00%, 4/1/11	23,875,000	24,179,884
Safeway, Inc., 3.80%, 8/15/05	1,110,000	1,110,166
SLM Student Loan Trust, 3.63%, 12/15/17 (r)	10,000,000	10,074,200
Small Business Administration, 5.038%, 3/10/15	7,000,000	7,120,438
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)	18,185,000	20,411,571
Southern California Edison Co., 3.44%, 1/13/06 (r)	1,500,000	1,502,235
Southern California Gas Co., 3.52%, 12/1/09 (r)	5,900,000	5,898,171

	PRINCIPAL
	AMOUNT	VALUE

Sovereign Bancorp, Inc., 3.624%, 8/25/06 (r)	25,800,000	25,872,756
Sovereign Bank:
4.00%, 2/1/08	17,350,000	17,195,498
4.375%, 8/1/13 (r)	5,250,000	5,239,815
Sovereign Bank Lease Pass-Through Trust, 12.18%, 6/30/20 (e)	7,327,430	12,010,025
SPARCS Trust 99-1, Step Coupon, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)	26,500,000	9,496,805
St. Paul Travelers Co’s, Inc., 5.01%, 8/16/07	5,000,000	5,077,450
State Street Capital Trust II, 3.768%, 2/15/08 (r)	5,275,000	5,285,339
Sterling Equipment, Inc., 6.125%, 9/28/19	344,440	378,509
StorageMax Midtown LLC VRDN, 3.34%, 5/20/23 (r)	1,245,000	1,245,000
Sun Life Financial Global Funding LP, 3.671%, 7/6/10 (e)(r)	14,500,000	14,488,124
TIERS Trust:
8.45%, 12/1/17 (n)*	8,559,893	128,398
7.697%, 4/15/18 (e)	5,533,851	5,580,763
Step coupon, 0.00% to 10/15/28, 7.697% thereafter to 10/1/97 (e)	15,000,000	1,815,867
Step coupon, 0.00% to 4/15/18, 7.697% thereafter to 10/15/97 (e)	13,500,000	3,884,400
Step coupon, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (e)	12,295,000	942,552
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/11 (e)	7,600,000	5,868,378
2/15/19 (e)	5,000,000	2,499,990
2/15/45 (e)	606,700,000	74,332,884
TXU Energy Co. LLC, 3.92%, 1/17/06 (r)	6,650,000	6,648,098
Tyco International Group SA.:
6.375%, 2/15/06	2,500,000	2,535,975
Participation Certificate Trust, 4.436%, 6/15/07 (e)	9,250,000	9,268,426
Tyler Enterprises LLC VRDN, 3.34%, 10/1/22 (r)	2,090,000	2,090,000
Union Financial Services 1, Inc. VRDN, 3.30%, 12/1/32 (r)	4,500,000	4,500,000
United Energy Ltd., 6.00%, 11/1/05 (e)	3,800,000	3,820,444
United Parcel Services, Inc., 2.69%, 3/27/50 (r)	2,030,000	2,031,401
Vale Overseas Ltd., 8.25%, 1/17/34	7,990,000	8,739,062
Viacom, Inc., 6.40%, 1/30/06	26,565,000	26,911,939
VW Credit, Inc., 3.40%, 7/21/05 (e)(r)	23,800,000	23,797,096
Westfield Capital Corp Ltd., 3.51%, 11/2/07 (e)(r)	21,000,000	21,030,555
Westinghouse Air Brake Technologies Corp., 6.875%, 7/31/13	2,000,000	2,045,000
William Street Funding Corp., 3.681%, 4/23/09 (e)(r)	19,000,000	19,210,632
World Financial Network Credit Card Master Note Trust, 3.59%, 5/15/12 (r)	3,900,000	3,921,386

Total Corporate Bonds (Cost $2,510,426,944)		2,492,174,732

	PRINCIPAL
	AMOUNT	VALUE

TAXABLE MUNICIPAL OBLIGATIONS — 6.5%

California Statewide Communities Development Authority Revenue Bonds, Zero Coupon:
6/1/15	1,205,000	759,258
6/1/17	1,835,000	1,038,793
6/1/19	1,975,000	1,001,167
6/1/21	2,125,000	969,319
6/1/22	2,205,000	953,949
California Statewide MFH Revenue VRDN, 3.42%, 12/15/34 (r)	900,000	900,000
CIDC-Hudson House LLC New York Revenue VRDN, 3.40%, 12/1/34 (r)	3,815,000	3,815,000
Denver Colorado City and County COPs, Zero Coupon, 12/15/16	11,245,000	6,524,237
Detroit Michigan COPs:
4.813%, 6/15/20	10,235,000	10,335,405
3.63%, 6/15/25 (r)	16,740,000	16,740,000
Detroit Michigan GO Bonds, 4.96%, 4/1/20	6,740,000	6,777,205
Educational Funding of the South, Inc. Tennessee Revenue VRDN, 3.28%, 12/1/35 (r)	4,500,000	4,500,000
Eugene Oregon Electric Utilities Revenue Bonds, Zero Coupon, 8/1/25	1,500,000	551,925
Fairfield California Pension Obligation Revenue Bonds, 5.34%, 6/1/25	1,960,000	2,039,537
Gillette Wyoming Pollution Control Revenue VRDN, 2.43%, 1/1/18 (r)	4,800,000	4,800,000
Grant County Washington Public Utility District Revenue Bonds:
4.76%, 1/1/13	400,000	410,404
5.48%, 1/1/21	990,000	1,057,330
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	660,000	690,320
Indiana State Bond Bank Revenue Bonds:
5.07%, 1/15/16	1,000,000	1,031,440
5.12%, 1/15/17	2,720,000	2,809,080
5.22%, 1/15/18	2,510,000	2,601,565
5.32%, 1/15/19	3,595,000	3,731,107
5.37%, 7/15/19	1,550,000	1,617,626
5.47%, 1/15/20	1,600,000	1,679,040
Indianapolis Indiana Local Public Improvement Bond Bank Revenue Bonds:
5.09%, 7/15/18	1,855,000	1,918,719
5.13%, 1/15/19	3,970,000	4,109,228
5.17%, 7/15/19	4,075,000	4,230,339
Iowa State IDA Revenue VRDN, 3.49%, 11/1/17 (r)	2,930,000	2,930,000
Kalamazoo Michigan Building Authority Revenue Bonds, 5.00%, 10/1/20	730,000	746,775
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	4,485,000	4,659,466
Long Beach California Building Finance Authority Revenue Bonds:
5.34%, 8/1/35	5,000,000	5,137,050
5.44%, 8/1/40	5,000,000	5,126,300
Maniilaq Association Alaska Revenue VRDN, 3.30%, 11/1/22 (r)	1,400,000	1,400,000
Metropolitan Washington DC Airport Authority System Revenue Bonds:
5.59%, 10/1/25	2,785,000	2,945,110
5.69%, 10/1/30	2,835,000	2,975,559
Mississippi State Development Bank SO Bonds, 5.04%, 6/1/20	2,930,000	2,964,106
New Jersey State Economic Development Authority Revenue Bonds, Zero Coupon, 2/15/19	88,530,000	46,537,565
New York State Sales Tax Asset Receivables Corp. Revenue Bonds:
3.60%, 10/15/08	1,500,000	1,478,010

	PRINCIPAL
	AMOUNT	VALUE

4.06%, 10/15/10	1,000,000	992,060
Northwest Washington Electric Energy Revenue Bonds:
4.06%, 7/1/09	1,150,000	1,143,871
4.49%, 7/1/11	2,500,000	2,521,600
Oregon School Boards Association GO Bonds, Zero Coupon:
6/30/06	7,585,000	7,291,233
6/30/17	7,000,000	3,968,860
6/30/20	4,500,000	2,170,620
Pembroke Pines Florida Communications Services Tax Revenue Bonds, 4.75%, 10/1/19	5,295,000	5,326,188
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	3,145,000	1,616,593
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	7,990,000	8,115,203
Rio Rancho New Mexico Event Center Revenue Bonds, 5.00%, 6/1/20	3,260,000	3,287,775
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	5,300,000	5,392,697
South Carolina Medical University Hospital Authority Facilities Revenue Bonds:
5.33%, 2/15/18	6,340,000	6,638,043
5.38%, 2/15/19	5,685,000	5,960,268
South Carolina State Student Loan Corp. Revenue VRDN, 3.19%, 6/1/34 (r)	2,000,000	2,000,000
Taylor County Kentucky Tax VRDN, 3.40%, 1/1/19 (r)	3,015,000	3,015,000

Total Taxable Municipal Obligations (Cost $210,370,918)		223,931,945

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES — 8.2%

Central American Bank For Economic Integration AID Bonds, Guaranteed by the United States
Agency of International Development, 6.79%, 10/1/10	4,416,804	4,642,723
Federal Home Loan Bank:
3.65%, 3/28/07	14,500,000	14,455,891
3.625%, 6/20/07	5,000,000	4,980,800
Federal Home Loan Bank Discount Notes, 7/1/05	257,400,000	257,400,000
Freddie Mac, 4.10%, 1/28/14	5,000,000	4,950,400
Ginnie Mae, 11.00%, 10/15/15	648	721

Total U.S. Government Agencies and Instrumentalities (Cost $286,542,744)		286,430,535

	PRINCIPAL
	AMOUNT	VALUE

U.S. TREASURY OBLIGATIONS — 4.8%

United States Treasury Bonds, 5.375%, 2/15/31	29,362,000	34,674,760
United States Treasury Notes:
3.625%, 4/30/07	850,000	849,473
3.50%, 5/31/07	41,700,000	41,576,151
3.375%, 2/15/08	6,100,000	6,055,226
3.75%, 5/15/08	10,150,000	10,172,229
3.875%, 5/15/10	555,000	558,380
3.625%, 6/15/10	17,115,000	17,040,036
5.00%, 2/15/11	8,500,000	9,033,885
4.00%, 2/15/15	110,000	110,464
4.125%, 5/15/15	45,393,000	46,066,632

Total U.S. Treasury (Cost $165,518,876)		166,137,236

REPURCHASE AGREEMENT — 0.8%

State Street Corp. Repurchase Agreement, 2.60%, 7/1/05	27,400,000	27,400,000

(Repurchase proceeds $27,401,979)
(Collateral: $28,274,754, U.S. Treasury Bonds, 8.125%, 8/15/19)

Total Repurchase Agreement (Cost $27,400,000)		27,400,000

	Shares

EQUITY SECURITIES — 5.7%
Conseco, Inc.:
Preferred	1,077,900	29,642,250
Warrants (strike price $27.60/share, expires 9/10/08)*	4,955	16,353
First Republic Preferred Capital Corp., Preferred (e)	6,050	6,352,500
Ford Motor Co. Capital Trust II, Preferred	205,200	8,275,716
JP Morgan Chase Capital IX, Preferred	1,138,000	28,836,920
Manitoba Telecom Services, Inc.	8,310	316,617
MFH Financial Trust I, Preferred (e)	400,000	39,600,000
Richmond County Capital Corp., Preferred (e)	17	1,722,844
Roslyn Real Estate Asset Corp., Preferred	222	22,200,000
SLM Corp., Preferred	366,850	36,811,123
WoodBourne Pass-Through Trust, Preferred (e)	258	25,767,750

Total Equity Securities (Cost $197,248,272)		199,542,073

TOTAL INVESTMENTS (Cost $3,397,507,754) - 97.8%		3,395,616,521
Other assets and liabilities, net - 2.2%		76,070,973

NET ASSETS — 100%		$3,471,687,494

			UNDERLYING	UNREALIZED
	# of	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Sold:
U.S. Treasury Bonds	198	09/05	$23,512,500	($122,764)
5 Year U.S. Treasury Notes	338	09/05	36,805,031	(31,370)
10 Year U.S. Treasury Notes	19	09/05	2,155,906	5,906

				($148,228)

*	Non-income producing security.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.
(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
REIT: Real Estate Investment Trust
SO: Special Obligation
VRDN: Variable Rate Demand Note
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

	PRINCIPAL
	AMOUNT	VALUE

CORPORATE BONDS — 26.5%
Alliance Mortgage Investments, 10.62%, 6/1/10	$5,000	$5,000
APL Ltd., 8.00%, 1/15/24	15,000	15,750
Army Hawaii Family Housing Trust Certificates:
5.624%, 6/15/50 (e)	20,000	21,494
3.66%, 6/15/50 (e)(r)	5,000	5,000
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	10,000	12,045
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	9,366	10,415
Barclays Bank Plc, 6.278%, 12/29/49	10,000	10,275
Bayview Research Center Lease Finance Trust, 6.33%, 1/15/37 (e)	10,000	11,621
Deluxe Corp., 5.125%, 10/1/14	10,000	9,715
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	15,000	16,721
Goldman Sachs Group, Inc.:
3.778%, 6/28/10 (r)	10,000	10,009
6.345%, 2/15/34	10,000	10,899
Impac CMB Trust, 3.584%, 5/25/35 (r)	9,718	9,729
Ingersoll-Rand Co. Ltd., 6.015%, 2/15/28	25,000	28,731
La Quinta Inns, Inc., 7.40%, 9/15/05	10,000	10,050
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	10,000	8,000
MBNA Corp., 3.64%, 5/5/08 (r)	10,000	10,019
Merrill Lynch & Co., Inc., 6.00%, 7/15/05	15,000	15,010
Nationwide Health Properties, Inc.:
6.00%, 5/20/15	10,000	10,154
6.90%, 10/1/37	10,000	10,876
Odyssey Re Holdings Corp., 6.875%, 5/1/15	10,000	10,274
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	13,000	12,415
Pepco Holdings, Inc., 4.004%, 6/1/10 (r)	10,000	10,000
Pioneer Natural Resources Co., 5.875%, 7/15/16	10,000	10,059
Platinum Underwriters Finance, Inc., 7.50%, 6/1/17 (e)	5,000	5,121
Puget Energy Inc., 7.02%, 12/1/27	20,000	25,364
QBE Insurance Group Ltd., 5.647%, 7/1/23 (e)(r)	15,000	15,341
RBS Capital Trust I, 4.29%, 9/29/49 (r)	10,000	10,036
Rochester Gas & Electric Corp., 6.375%, 9/1/33	10,000	11,941
Safeway, Inc., 3.80%, 8/15/05	10,000	10,002
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)	30,000	33,673
Southern California Edison Co., 5.75%, 4/1/35	10,000	11,155
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	250,000	30,630
Vale Overseas Ltd., 8.25%, 1/17/34	10,000	10,938

Total Corporate Bonds (Cost $439,221)		448,462

	PRINCIPAL
	AMOUNT	VALUE

TAXABLE MUNICIPAL OBLIGATIONS — 17.1%
Detroit Michigan COPs, 3.63%, 6/15/25 (r)	10,000	10,000
Detroit Michigan GO Bonds, 4.96%, 4/1/20	10,000	10,055
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	10,000	10,204
Fairfield California Pension Obligation Revenue Bonds:
5.22%, 6/1/20	15,000	15,504
5.34%, 6/1/25	15,000	15,609
Grant County Washington Public Utility District Revenue Bonds:
5.04%, 1/1/15	25,000	25,995
5.48%, 1/1/21	10,000	10,680
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	15,000	16,269
Howell Township New Jersey School District Go Bonds, 5.30%, 7/15/19	25,000	26,148
Indianapolis Indiana Local Public Improvement Bond Bank Revenue Bonds, 5.09%, 7/15/18	20,000	20,687
Kalamazoo Michigan Building Authority Revenue Bonds, 5.00%, 10/1/20	20,000	20,460
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	15,000	15,583
Metropolitan Washington DC Airport Authority System Revenue Bonds, 5.69%, 10/1/30	15,000	15,744
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	10,000	10,272
Oregon State School Boards Association GO Bonds:
Zero Coupon, 6/30/16	25,000	14,941
Zero Coupon, 6/30/18	30,000	16,111
Philadelphia Pennsylvania School District GO Bonds:
5.09%, 7/1/20	10,000	10,157
5.31%, 7/1/25	10,000	10,345
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	15,000	15,248

Total Taxable Municipal Obligations (Cost $280,930)		290,012

U.S. TREASURY — 33.4%

United States Treasury Bonds, 5.375%, 2/15/31	33,000	38,971
United States Treasury Notes:
4.00%, 2/15/15	275,000	276,161
4.125%, 5/15/15	247,000	250,665

Total U.S. Treasury (Cost $560,016)		565,797

	SHARES	VALUE

EQUITY SECURITIES — 0.9%
SLM Corp. Preferred	150	15,052

Total Equity Securities (Cost $15,000)		15,052

Total Investments (Cost $1,295,167) — 77.9%		1,319,323
Other assets and liabilities, net — 22.1%		375,032

NET ASSETS — 100%		$1,694,355

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(r) The coupon rate shown on floating or adjustable rate securites represents the rate at period end.
Abbreviations:
COP’s: Certificates of Participation
GO: General Obligation
LP: Limited Partnership
VRDN: Variable Rate Demand Note
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT NEW VISION SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

	SHARES	VALUE

EQUITY SECURITIES — 96.6%
Air Transportation — 1.9%
Skywest, Inc.	247,000	$4,490,460

Banks — Outside New York City — 2.1%
Pacific Capital Bancorp	135,565	5,026,750

Building — Roof & Wallboard — 1.7%
ElkCorp	146,775	4,190,426

Building Materials — 1.3%
Trex Co, Inc.*	119,415	3,068,966

	SHARES	VALUE

Commercial Information Services — 1.5%
RADWARE Ltd.*	200,735	3,629,289

Communications Technology — 3.5%
Comtech Telecommunications Corp.*	121,315	3,958,508
j2 Global Communications, Inc.*	130,340	4,488,910

		8,447,418

Computer — Services, Software & Systems — 5.9%
Ansys Inc.*	134,520	4,776,805
Digital River, Inc.*	159,125	5,052,219
Micros Systems, Inc.*	99,275	4,442,556

		14,271,580

Computer Technology — 3.6%
Emulex Corp.*	238,450	4,354,097
Hutchinson Technology, Inc.*	110,105	4,240,144

		8,594,241

Consumer Electronics — 1.9%
Infospace, Inc.*	138,890	4,573,648

Consumer Products — 5.8%
Nautilus Group, Inc.	163,115	4,648,778
Oakley, Inc.	298,110	5,076,813
Toro Co.	109,250	4,218,143

		13,943,734

Diversified Financial Services — 2.1%
Jones Lang LaSalle, Inc.*	113,715	5,029,614

Drugs & Pharmaceuticals — 3.9%
American Pharmaceutical Partners, Inc.*	114,665	4,729,931
First Horizon Pharmaceutical Corp.*	248,235	4,726,394

		9,456,325

Education Services — 2.0%
Bright Horizons Family Solutions, Inc.*	120,840	4,920,605

Electronics — Semiconductors / Components — 1.6%
Omnivision Technologies, Inc.*	280,535	3,812,471

Electronics — Technology — 2.0%
Innovative Solutions & Support, Inc.*	142,500	4,783,725

Entertainment — 1.5%
Movie Gallery, Inc.	140,600	3,716,058

	SHARES	VALUE

Financial Data Processing Services — 1.9%
John H. Harland Co.	120,365	4,573,870

Financial Information Services — 2.1%
Factset Research Systems, Inc.	143,735	5,151,462

Financial Miscellaneous — 2.1%
Portfolio Recovery Associates, Inc.*	118,370	4,973,907

Healthcare Facilities — 5.9%
Kindred Healthcare, Inc.*	114,190	4,523,066
LCA-Vision, Inc.	97,185	4,709,585
LifePoint Hospitals, Inc.*	98,325	4,967,379

		14,200,030

Healthcare Management Services — 4.0%
Centene Corp.*	142,880	4,797,910
Sierra Health Services, Inc.*	68,020	4,860,709

		9,658,619

Home Building — 4.0%
Meritage Homes Corp.*	61,275	4,871,362
Standard-Pacific Corp.	55,385	4,871,111

		9,742,473

Insurance — Property & Casualty — 5.4%
Philadelphia Consolidated Holding Co.*	54,815	4,646,119
Quanta Capital Holdings Ltd. (e)*	600,000	3,738,000
Selective Insurance Group	93,385	4,627,227

		13,011,346

Leisure Time — 1.9%
SCP Pool Corp.	131,860	4,626,967

Machinery — Oil Well Equipment & Services — 4.0%
Cal Dive International, Inc.*	94,810	4,965,200
Hydril Co.*	84,550	4,595,293

		9,560,493

Medical & Dental — Instruments & Supplies — 2.4%
Laserscope*	136,800	5,668,992

Metal Fabricating — 1.9%
Lone Star Technologies, Inc.*	101,080	4,599,140

Photography — 1.8%
Imax Corp.*	430,350	4,277,679

	SHARES	VALUE

Restaurants - 1.9%
CEC Entertainment, Inc.*	110,770	4,662,309

Retail - 5.8%
1-800-Flowers.com, Inc.*	62,300	438,592
Childrens Place Retail Stores, Inc.*	92,435	4,313,941
Guitar Center, Inc.*	77,805	4,541,478
Hibbett Sporting Goods, Inc.*	125,780	4,759,515

		14,053,526

Services — Commercial - 1.9%
Korn / Ferry International*	263,245	4,672,599

Shippings - 1.9%
CP Ships Ltd.	290,035	4,539,048

Steel - 3.5%
IPSCO, Inc.	95,380	4,168,106
Worthington Industries	280,250	4,427,950

		8,596,056

Truckers - 1.9%
Swift Transportation Co., Inc.*	193,420	4,504,752

Total Equity Securities (Cost $238,819,231)		233,028,578

	PRINCIPAL
	AMOUNT	VALUE

Certificates Of Deposit — 0.0%
ShoreBank & Trust Co., 2.85%, 2/11/06 (b)(k)	$100,000	$99,770

Total Certificates Of Deposit (Cost $100,000)		99,770

High Social Impact Investments — 0.4%

Calvert Social Investment Foundation Notes, 2.17%, 7/1/07 (b)(i)(r)	950,000	938,553

Total High Social Impact Investments (Cost $950,000)		938,553

U.S. Government Agencies and Instrumentalities — 0.7%

Federal Home Loan Bank Discount Notes, 7/1/05	1,700,000	1,700,000

	PRINCIPAL
	AMOUNT	VALUE

Total U.S. Government Agencies and Instrumentalities (Cost $1,700,000)		1,700,000

Total Investments (Cost $241,569,231) — 97.7%		235,766,901
Other assets and liabilities, net - 2.3%		5,428,124

Net Assets - 100%		$241,195,025

*	Non-income producing security.
(b) This security was valued by Board of Trustees, see note A.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i) Restricted securities represent 0.4% of the net assets of the Fund.
(k) These certicates of deposit are fully insured by agencies of the federal government.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

	Acquisiton
	Date	Cost

Restricted Securities
Calvert Social Investment Foundation Notes, 2.17%, 7/1/07	7/1/04	$950,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

	PRINCIPAL
	AMOUNT	VALUE

Corporate Bonds — 77.9%
ACLC Business Loan Receivables Trust:
7.385%, 8/15/20 (e)	$500,000	$430,117
3.87%, 10/15/21 (e)(r)	831,331	768,932
Agfirst Farm Credit Bank:
8.393%, 12/15/16 (r)	145,000	168,657
7.30%, 10/14/49 (e)	1,000,000	1,058,300
Alliance Mortgage Investments, 10.62%, 6/1/10	400,000	400,000
American Airlines, Inc., 3.857%, 7/9/10	894,160	871,805
American Electric Power Co., Inc., 4.709%, 8/16/07	1,000,000	1,009,390
Ames True Temper, Inc., 10.00%, 7/15/12	300,000	242,250
APL Ltd., 8.00%, 1/15/24	150,000	157,500
Army Hawaii Family Housing Trust Certificates, 3.66%, 6/15/50 (e)(r)	5,000,000	5,000,000
Associates Corp of North America, 6.00%, 7/15/05	50,000	50,032
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	350,000	228,375
Atmos Energy Corp., 3.516%, 10/15/07 (r)	1,000,000	999,790
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	695,000	837,114
AXA Equitable Life Insurance Co., 6.95%, 12/1/05 (e)	100,000	101,155
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	1,262,569	1,403,913
Banco Santander Chile, 3.72%, 12/9/09 (e)(r)	1,500,000	1,499,580
Bear Stearns Co’s, Inc., 3.907%, 10/28/14 (r)	1,000,000	1,005,706
BF Saul (REIT), 7.50%, 3/1/14	1,000,000	1,037,500
BNP US Funding LLC, 7.738%, 12/29/49 (e)(r)	115,000	123,733
Brascan Corp., 7.125%, 6/15/12	750,000	844,747
Capital One Financial Corp., 4.738%, 5/17/07	1,000,000	1,009,070
Catholic High School of New Iberia, 3.65%, 11/1/19 (r)	1,850,000	1,850,000
Centex Corp., 3.46%, 8/1/07 (r)	1,000,000	1,000,171
Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,838,000	2,826,393
Chase Manhattan Auto Owner Trust, 1.45%, 10/15/06	158,139	157,906
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	1,500,000	1,610,490
CIT Group, Inc.:
3.30%, 8/18/06 (r)	3,000,000	2,999,070
3.49%, 5/18/07 (r)	200,000	200,338
Citigroup, Inc., 3.51%, 6/9/09 (r)	110,000	110,132
CNL Funding, Inc.:
7.721%, 8/25/09 (e)	357,897	369,843
Franchise Loan Trust Certificates, Interest only, 0.937%, 8/18/16 (e)(r)	5,590,506	221,887
Continential Cabelvision, Inc., 8.875%, 9/15/05	2,805,000	2,831,423
Commerzbank AG, 3.25%, 12/30/05	150,000	149,264
Convergys Corp., 4.875%, 12/15/09	1,850,000	1,803,497
Countrywide Asset-Backed Certificates, 3.764%, 11/25/34 (r)	650,000	651,612
Countrywide Home Loans, Inc., 3.44%, 11/30/05 (r)	500,000	498,860
Credit Suisse First Boston USA, Inc., 3.448%, 6/2/08 (r)	500,000	499,845
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	4,000,000	4,009,200
CSX Corp., 3.51%, 8/3/06 (r)	2,285,000	2,289,156
Daimler-Chrysler North American Holding Corp.:
4.27%, 9/26/05 (r)	2,000,000	2,002,060
3.60%, 11/17/06 (r)	1,000,000	998,070
Deluxe Corp., 5.125%, 10/1/14	500,000	485,760
Devon Energy Corp., 10.25%, 11/1/05	1,000,000	1,019,920
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,173,260
Duke Capital LLC, 6.25%, 7/15/05	500,000	500,275
Duke Realty LP, 3.704%, 12/22/06 (r)	1,000,000	999,830

	PRINCIPAL
	AMOUNT	VALUE

E*Trade Financial Corp., 8.00%, 6/15/11	900,000	949,500
Eastern Energy Ltd., 6.75%, 12/1/06 (e)	2,000,000	2,068,142

Enterprise Mortgage Acceptance Co. LLC, Interest only, 1.04%, 1/15/25 (e)(r)	3,208,347	137,029
FFCA Secured Lending Corp., 6.37%, 9/18/25 (e)	358,870	362,367
First Republic Bank, 7.75%, 9/15/12	1,690,500	1,917,838
First Tennessee Bank, 5.75%, 12/1/08	250,000	262,193
Ford Motor Credit Co.:
7.60%, 8/1/05	2,000,000	2,003,140
4.308%, 9/28/07 (r)	200,000	193,490
GATX Rail Corp., 6.86%, 7/28/13	195,535	209,645
GE Dealer Floorplan Master Note Trust, 3.30%, 4/20/10 (r)	500,000	500,081
General Electric Capital Corp., 2.99%, 10/3/05	20,000	19,972
General Motors Acceptance Corp.:
7.50%, 7/15/05	2,000,000	2,001,160
3.25%, 7/15/05	150,000	149,925
Global Signal Trust I, 3.711%, 1/15/34 (e)	1,432,208	1,402,231
Global Signal Trust II, 4.232%, 12/15/14 (e)	500,000	496,308
Golden Securities Corp., 3.411%, 12/2/13 (e)(r)	2,000,000	2,000,400
Goldman Sachs Group, Inc.:
3.538%, 3/2/10 (r)	1,000,000	1,001,420
3.778%, 6/28/10 (r)	6,000,000	6,005,124
Hanson Overseas BV, 6.75%, 9/15/05	1,500,000	1,507,725
Household Finance Corp.:
6.875%, 3/1/07	1,000,000	1,042,360
7.90%, 11/15/07	2,185,000	2,369,261
Hudson United Bancorp, 8.20%, 9/15/06	2,000,000	2,070,080
Huntington Bancshares, Inc., 3.56%, 12/1/05 (r)	500,000	500,283
IKON Receivables LLC, 3.46%, 12/17/07 (r)	168,195	168,241
Impac CMB Trust:
3.664%, 10/25/33 (r)	478,914	481,328
3.634%, 9/25/34 (r)	697,522	698,484
3.574%, 4/25/35 (r)	953,707	954,718
3.624%, 4/25/35 (r)	953,707	954,728
3.584%, 5/25/35 (r)	496,051	496,592
3.58%, 8/25/35 (r)	2,000,000	2,000,000
Ingersoll-Rand Co. Ltd., 6.015%, 2/15/28	500,000	574,625
Interpool, Inc., 7.35%, 8/1/07	320,000	326,400
Kellogg Co., 4.875%, 10/15/05	50,000	50,161
Keycorp, 3.50%, 6/2/08 (r)	500,000	499,810
Kimco Realty Corp., 3.41%, 8/1/06 (r)	500,000	500,498
La Quinta Inns, Inc.:
7.40%, 9/15/05	2,000,000	2,010,000
7.27%, 2/26/07	250,000	256,250
Lafarge North America, Inc., 6.375%, 7/15/05	2,000,000	2,001,220
Lenfest Communications, Inc., 8.375%, 11/1/05	185,000	187,629
Leucadia National Corp., 7.00%, 8/15/13	1,050,000	1,053,937
Lumbermens Mutual Casualty Co., 8.30%, 12/1/37 (e)(m)*	300,000	6,375

	PRINCIPAL
	AMOUNT	VALUE

Marsh & McLennan Co’s, Inc., 3.28%, 7/13/07 (r)	1,000,000	993,850
MBNA Corp., 3.64%, 5/5/08	3,500,000	3,506,615
MediaOne Group, Inc., 6.75%, 10/1/05	110,000	110,701
Melair Associates LLC VRDN, 3.83%, 9/1/34 (r)	1,375,000	1,375,000
Meridian Funding Co. LLC:
3.32%, 10/6/08 (e)(r)	1,403,114	1,402,657
3.611%, 4/15/09 (e)(r)	1,245,188	1,245,126
3.56%, 10/15/14 (e)(r)	2,500,000	2,499,835
Merrill Lynch & Co., Inc.:
6.00%, 7/15/05	20,000	20,013
6.00%, 10/11/05	300,000	301,956
3.48%, 7/21/09 (r)	3,000,000	3,008,490
Michigan Consolidated Gas Co., 7.21%, 5/1/07	500,000	526,739
Nationwide Health Properties, Inc.:
7.23%, 11/8/06	1,600,000	1,652,288
6.59%, 7/7/38 (e)	1,000,000	1,062,870
New Valley Generation I, 7.299%, 3/15/19	875,980	1,072,691
New York State Community Statutory Trust II, 7.26%, 12/28/31 (e)(r)	500,000	511,935
Noranda, Inc., 7.00%, 7/15/05	1,345,000	1,345,915
Overseas Private Investment Corp., 7.45%, 12/15/10	1,137,497	1,220,205
Pacific Pilot Funding Ltd., 3.895%, 10/20/16 (e)(r)	498,989	496,747
Pepco Holdings, Inc., 4.004%, 6/1/10 (r)	2,000,000	1,999,980
PF Export Receivables Master Trust, 3.748%, 6/1/13 (e)	1,361,250	1,307,059
Pinnacle West Energy Corp., 3.63%, 4/1/07 (e)(r)	2,000,000	1,999,940
Pioneer Natural Resources Co., 6.50%, 1/15/08	1,000,000	1,034,720
Preferred Term Securities IX Ltd., 3.84%, 4/3/33 (e)(r)	1,000,000	1,002,510
Premium Asset Trust, 3.373%, 10/8/09 (e)(r)	2,000,000	2,000,076
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	900,000	952,263
RC Trust I, Preferred, 7.00%, 5/15/06	2,000,000	2,076,400
Reebok International Ltd., 6.75%, 9/15/05	1,000,000	1,003,750
Reed Elsevier Capital, Inc., 3.73%, 6/15/10 (r)	1,500,000	1,499,640
Residential Capital Corp.:
4.835%, 6/29/07 (e)(r)	3,000,000	2,999,550
6.375%, 6/30/10 (e)	1,500,000	1,512,810
Ryder System, Inc., 5.00%, 4/1/11	875,000	886,174
Safeway, Inc., 3.80%, 8/15/05	300,000	300,045
Simon DeBartolo Group LP, 6.875%, 10/27/05	100,000	100,919
Soc Generale, 6.75%, 11/8/05	1,400,000	1,412,576
Southern California Edison Co., 3.44%, 1/13/06 (r)	1,000,000	1,001,490
Southern California Gas Co., 3.52%, 12/1/09 (r)	1,000,000	999,690
Southern New England Telecommunications Corp., 7.00%, 8/15/05	50,000	50,180
Sovereign Bancorp, Inc., 3.624%, 8/25/06 (r)	3,575,000	3,585,081
Sovereign Bank:
4.00%, 2/1/08	1,000,000	991,095
4.375%, 8/1/13 (r)	2,475,000	2,470,198
Spieker Properties, LP, 8.00%, 7/19/05	550,000	550,847
State Street Capital Trust II, 3.768%, 2/15/08 (r)	2,000,000	2,003,920
Sun Life Financial Global Funding LP, 3.671%, 7/6/10 (e)(r)	1,000,000	999,181

	PRINCIPAL
	AMOUNT	VALUE

Texas Municipal Gas Corp., 2.60%, 7/1/07 (e)	1,170,000	1,152,649
TIERS Trust, 8.45%, 12/1/17 (n)*	658,859	9,883
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/06 (e)	1,550,000	1,510,345
2/15/09 (e)	3,000,000	2,550,210
2/15/45 (e)	8,500,000	1,041,420
TXU Energy Co. LLC, 3.92%, 1/17/06 (r)	750,000	749,785

Tyco International Group SA, Participation Certificate Trust, 4.436%, 6/15/07 (e)	500,000	500,996
United Energy Ltd., 6.00%, 11/1/05 (e)	1,500,000	1,508,070
Viacom, Inc., 6.40%, 1/30/06	1,000,000	1,013,060
VW Credit, Inc., 3.40%, 7/21/05 (e)(r)	1,450,000	1,449,823
Wal-Mart Stores, Inc., 8.07%, 12/21/12	500,000	572,970
Washington Mutual, Inc., 3.58%, 3/20/08 (r)	1,000,000	1,000,133
Westfield Capital Corp Ltd., 3.51%, 11/2/07 (e)(r)	1,000,000	1,001,455
William Street Funding Corp., 3.681%, 4/23/09 (e)(r)	1,000,000	1,011,086
World Financial Network Credit Card Master Note Trust, 3.59%, 5/15/12 (r)	1,000,000	1,005,483

Total Corporate Bonds (Cost $166,018,510)		166,067,693

Taxable Municipal Obligations — 12.1%

Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/06	1,000,000	950,020
Allentown Pennsylvania GO Bonds, 3.41%, 10/1/09	1,910,000	1,854,305
American National Fish and Wildlife Museum, Missouri District Revenue VRDNs, 3.44%, 3/1/33 (r)	1,500,000	1,500,000
Bethlehem Pennsylvania GO Bonds, 4.10%, 11/1/09	675,000	673,218
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/12	380,000	272,627
Grant County Washington Public Utility District Revenue Bonds, 3.91%, 1/1/08	325,000	324,539
Irwin Land LLC, 4.51%, 12/15/15	1,500,000	1,494,720
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds:
3.94%, 7/1/08	775,000	766,723
4.22%, 7/1/09	805,000	799,558
Los Angeles County California Pension Obligation Revenue Bonds, Zero Coupon:
6/30/07	1,595,000	1,466,331
6/30/10	363,000	292,295
Missouri Higher Education Loan Authority Revenue VRDNs, 3.10%, 7/15/29 (r)	650,000	650,000
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	3,000,000	2,956,020
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	1,000,000	994,670
Northwest Washington Open Access Network Revenue Bonds, 6.39%, 12/1/10	935,000	1,024,797
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 4.60%, 10/1/09	1,330,000	1,344,550
Oregon School Boards Association GO Bonds, Zero Coupon, 6/30/06	2,000,000	1,922,540
Oregon State Community College Districts Revenue Bonds, Zero Coupon, 6/30/07	1,465,000	1,348,137
Pennsylvania State Higher Education Assistance Agency Revenue VRDNs, 3.10%, 10/1/42 (r)	100,000	100,000
San Antonio Texas GO Bonds, 2.80%, 2/1/08	500,000	484,790

	PRINCIPAL
	AMOUNT	VALUE

San Francisco City and County California Redevelopment Financing Authority Revenue Bonds, 5.00%, 8/1/07	1,000,000	1,020,590
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 2.10%, 12/1/05	1,735,000	1,724,625
South Carolina State Student Loan Corp. Revenue VRDNs, 3.30%, 6/1/34 (r)	1,000,000	1,000,000
Stanislaus County California Revenue Bonds, 7.15%, 8/15/13	700,000	772,527

Total Taxable Municipal Obligations (Cost $25,909,348)		25,737,582

U.S. Government Agencies and Instrumentalities — 3.9%

Federal Home Loan Bank, 3.65%, 3/28/07	2,000,000	1,993,916
Federal Home Loan Bank Discount Notes, 7/1/05	6,300,000	6,300,000
Guaranteed Export Trust, 7.46%, 12/15/05	75,000	76,230

Total U.S. Government Agencies and Instrumentalities (Cost $8,375,684)		8,370,146

U.S. Treasury — 2.5%

United States Treasury Bonds, 5.375%, 2/15/31	475,000	560,946
United States Treasury Notes:
3.875%, 5/15/10	1,345,000	1,353,191
3.625%, 6/15/10	595,000	592,394
5.00%, 2/15/11	450,000	478,265
4.00%, 2/15/15	510,000	512,152
4.125%, 5/15/15	1,725,000	1,750,599

Total U.S. Treasury (Cost $5,201,468)		5,247,547

Equity Securities — 2.7%	SHARES

Conseco, Inc., Preferred	72,000	1,980,000
Manitoba Telecom Services, Inc.	4,406	167,872
Richmond County Capital Corp., Preferred (e)	2	202,687
Roslyn Real Estate Asset Corp., Preferred	10	1,000,000
WoodBourne Pass-Through Trust, Preferred (e)	25	2,496,875

Total Equity Securities (Cost $5,680,352)		5,847,434

Total Investments (Cost $211,185,362) - 99.1%		211,270,402
Other assets and liabilities, net - 0.9%		1,849,185

Net Assets - 100%		$213,119,587

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	At Value	(Depreciation)

Sold:
US Treasury Bonds	6	9/05	$712,500	($1,135)
10 Year U.S. Treasury Notes	87	9/05	9,871,781	(70,883)
5 Year U.S. Treasury Notes	90	9/05	9,800,156	18,079

				($53,939)

*	Non-income producing security.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactionsexempt from registration, normally to qualified institutional buyers.
(m)The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.
(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Note
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with four separate portfolios: Income, Short Duration Income, Long-Term Income, and New Vision Small Cap. Income, Short Duration Income, and Long-Term Income are registered as non-diversified portfolios. New Vision Small Cap is registered as a diversified portfolio. The operations of each series are accounted for separately. Long-Term Income began operations on December 31, 2004. Income and New Vision Small Cap offer four classes of shares of beneficial interest (Class A, Class B, Class C, and Class I). Short Duration Income offers three classes of shares of beneficial interest (Class A, Class C, and Class I) and Long-Term Income offers Class A shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%, 3.75%, and 2.75% for New Vision Small Cap, Income and Long-Term Income, and Short Duration Income, respectively. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end sales charge and have a lower expense ratio than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2005, securities in New Vision Small Cap valued at $1,038,323, or 0.4% of net assets, were fair valued in good faith under the direction of the Board of Trustees.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund’s duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund’s custodian.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund and accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
NOTE B — TAX INFORMATION
The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2005.

			Short
		Long-Term	Duration	New Vision
	Income	Income	Income	Small Cap

Federal income tax cost of investments	$3,398,549,194	$1,295,543	$211,258,050	$241,569,231
Unrealized appreciation	70,753,436	25,846	993,408	4,933,847
Unrealized depreciation	73,686,109	2,066	981,056	10,736,177
Net unrealized appreciation/ (depreciation)	(2,932,673)	23,780	12,352	(5,802,330)
Net realized capital loss carryforward for federal income tax purposes of $685,644 for New Vision Small Cap (from Calvert Social Investment Fund Technology Portfolio) at September 30, 2004 may be available, subject to certain tax limitations, to offset future capital gains until expiration in September 2010.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer

Date: August 25, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer

Date: August 25, 2005

/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date: August 26, 2005